Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Statement [line items]
Property, plant and equipment useful lives	20 to 40 years
Machinery and other equipment
Statement [line items]
Property, plant and equipment useful lives	7 to 20 years
Furniture and vehicles
Statement [line items]
Property, plant and equipment useful lives	5 to 10 years
Computer equipment
Statement [line items]
Property, plant and equipment useful lives	3 to 7 years